PREPAYMENTS AND OTHER CURRENT ASSETS (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Payments to Fund Long-term Loans to Related Parties		$ 23,914	¥ 150,000	¥ 150,000	$ 23,055	¥ 150,000	¥ 280,000	¥ 200,000
Senior Management [Member]
Payments to Fund Long-term Loans to Related Parties	[1]	$ 5,461	¥ 34,256	¥ 0

[1]	The Group incurred individual income tax liability of RMB34,256 (US$5,461) on behalf of its senior management during the three months ended March 31, 2018.